Leases (Operating Lease) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
2012	¥ 19,540
2013	15,674
2014	13,262
2015	4,174
2016	2,484
Thereafter	10,940
Total	66,074
Land, Buildings, and Equipment [Member]
Operating leases, rent expense	¥ 204,999	¥ 204,011	¥ 230,192